Computation of Basic and Diluted Earning Per Common Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Net Income (Loss) From Continuing Operations	$ (1,038)	$ (1,742)	$ 56,193	$ 3,828	$ 1,149	$ 12,666	$ 7,797	$ (3,533)	$ 57,241		$ 18,081		$ 7,805
Net Income (Loss) From Discontinued Operations	(2,280)	(258)	(3,050)	(5,355)	(4,263)	(20,812)	(4,313)	(4,069)	(10,943)		(33,457)		(2,022)
Net Income (Loss)	$ (3,621)	$ (2,193)	$ 52,921	$ (1,628)	$ (3,121)	$ (8,190)	$ 3,440	$ (7,500)	$ 45,479		$ (15,369)		$ 6,036
Weighted Average Common Shares Outstanding-Basic	52,278	52,036	52,009	48,744	44,026	43,951	43,880	43,862	51,543		43,930		43,281
Effect of Dilutive Securities:
Employee Stock Options									69		95		112
Employee Performance-Based Restricted Stock Awards									413		451		277
Weighted Average Common Shares Outstanding-Diluted	52,278	52,036	52,876	49,693	44,567	44,384	44,451	43,862	52,025		44,476		43,670
Earnings per Common Share:
Basic-Net Income (Loss) From Continuing Operations	$ (0.03)	$ (0.04)	$ 1.08	$ 0.08	$ 0.03	$ 0.29	$ 0.18	$ (0.08)	$ 1.09	[1]	$ 0.41	[1]	$ 0.18	[1]
Basic-Net Income (Loss) From Discontinued Operations	$ (0.04)	$ 0.00	$ (0.06)	$ (0.11)	$ (0.10)	$ (0.47)	$ (0.10)	$ (0.09)	$ (0.21)	[1]	$ (0.76)	[1]	$ (0.05)	[1]
Basic-Net Income (Loss)	$ (0.07)	$ (0.04)	$ 1.02	$ (0.03)	$ (0.07)	$ (0.18)	$ 0.08	$ (0.17)	$ 0.88	[1]	$ (0.35)	[1]	$ 0.13	[1]
Diluted-Net Income (Loss) From Continuing Operations	$ (0.03)	$ (0.04)	$ 1.06	$ 0.08	$ 0.03	$ 0.29	$ 0.18	$ (0.08)	$ 1.08	[1]	$ 0.41	[1]	$ 0.18	[1]
Diluted-Net Income (Loss) From Discontinued Operations	$ (0.04)	$ 0.00	$ (0.06)	$ (0.11)	$ (0.10)	$ (0.47)	$ (0.10)	$ (0.09)	$ (0.21)	[1]	$ (0.76)	[1]	$ (0.05)	[1]
Diluted-Net Income (Loss)	$ (0.07)	$ (0.04)	$ 1.00	$ (0.03)	$ (0.07)	$ (0.18)	$ 0.08	$ (0.17)	$ 0.87	[1]	$ (0.35)	[1]	$ 0.13	[1]

[1]	All earnings per share amounts are attributable to Rex common shareholders.